Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jul. 31, 2026
C000251103_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000251103_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.85%
C000251103_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.22%
C000251103_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%
C000251103_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%
C000251103_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%